Inventories	3 Months Ended
Mar. 31, 2023
Inventory [Abstract]
Disclosure of inventories [text block]	Inventory
Inventory as of March 31, 2023 and December 31, 2022 consisted of the following:

(in KUSD)	As of March 31, 2023	As of December 31, 2022
Work in process	17,961	18,165
Finished goods	289	399
Total inventory	18,250	18,564
During the three months ended March 31, 2022, the Company reversed KUSD 361 of previously recorded impairment charges in accordance with its accounting policy, based on the existence of inventory on hand and estimated demand, as well as expiration dating. The reversal of impairment charges was recorded as a gain to R&D expenses in the Company’s unaudited condensed consolidated interim statement of operation